Debt financing - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	[1]	£ (14,571.4)	£ (13,915.7)	£ (17,035.6)
Effect of discounting/financing rates	[1]	1,287.9	1,070.4	1,257.1
Debt financing	[1]	(13,283.5)	(12,845.3)	(15,778.5)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	[1]	(6,549.5)	(5,343.3)	(7,365.4)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	[1]	(249.8)	(324.8)	(936.6)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	[1]	(366.9)	(204.0)	(327.7)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	[1]	(532.0)	(692.1)	(990.0)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	[1]	(793.7)	(726.3)	(496.1)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	[1]	(1,145.4)	(634.2)	(1,114.7)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	[1]	(3,461.7)	(2,761.9)	(3,500.3)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	[1]	£ (8,021.9)	£ (8,572.4)	£ (9,670.2)

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.